Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Inventories Explanatory [Abstract]
Disclosure of detailed information about inventories [text block]
As of December 31, 2017, 2016 and 2015, inventories are as follows:

	December 31,
	2017	2016	2015
Raw materials and by-products	$1,861,092	1,515,824	1,155,841
Medicine, materials and spare parts	820,417	808,492	772,226
Balanced feed	296,538	275,845	241,473
Processed chicken	1,561,912	1,154,207	1,112,068
Commercial eggs	46,185	37,242	38,683
Processed beef	58,563	36,599	38,533
Processed turkey	64,918	122,722	34,251
Other processed products	17,708	19,757	11,194
Total	$4,727,333	3,970,688	3,404,269